Additional paid-in capital	12 Months Ended
Dec. 31, 2025
Additional Paid-in Capital
Additional paid-in capital

7.	Additional paid-in capital

a)	Stock options

A summary of stock option activity is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	419,970,000	0.044	411,970,000	0.045	321,700,000	$0.043
Granted	69,700,000	0.014	10,000,000	0.012	120,270,000	$0.050
Exercised	(10,000,000)	(0.012)	—	—	(5,000,000)	$(0.015)
Cancelled/Expired/Forfeited	(60,300,000)	(0.043)	(2,000,000)	(0.045)	(25,000,000)	$(0.050)
Outstanding, end of year	419,370,000	0.015	419,970,000	0.044	411,970,000	$0.045

Exercisable, end of year	212,468,000	0.013	217,534,000	0.038	182,200,000	$0.037

During the year ended December 31, 2025:

i.	Effective January 30, 2025, 10,000,000 stock options exercisable at $0.05 per were forfeited by a contractor upon their resignation.

ii.	On April 1, 2025, the Company issued 10,000,000 ordinary shares to a related party pursuant to the exercise of stock options at a price of $0.012 per share (notes 6(b)(i) and 8). The consideration of $120,000 was applied against accounts payable related to consulting services provided during the year ended December 31, 2025.

iii.	On April 1, 2025, 10,000,000 stock options exercisable at $0.030 per option expired unexercised.

iv.	On May 31, 2025, 39,300,000 stock options exercisable at $0.030, $0.035 and $0.050 per option expired unexercised.

v.	On July 1, 2025, the Company granted the option to acquire an aggregate 62,400,000 ordinary shares at a price of $0.01 per share and 7,300,000 ordinary shares at a price of $0.05 per share until June 30, 2028 to 10 employees and contractors. The fair value of the options granted totaled $1,037,338, of which $442,124 related to stock options that have time-based vesting conditions and $595,214 related to stock options that have performance vesting conditions related to advancing and commercializing GluCurve Pet CGM and Diabetes Solution. During the year ended December 31, 2025, $379,019 related to the stock options with time-based vesting conditions and $Nil related to stock options with performance-based vesting conditions were recognized. The remaining fair value of $658,319 has not been recorded.

vi.	On July 1, 2025, the Company modified 311,470,000 options previously granted to a number of advisors, employees and contractors as follows:

a.	modified 280,470,000 options previously granted to a number of advisors, employees and contractors by reducing the exercise price of the stock options to $0.01 per share. The fair value of the option modification totaled $31,401, of which $21,940 related to stock options that have time-based vesting conditions and $9,461 related to stock options that have performance vesting conditions. During the year ended December 31, 2025, $16,665 related to the stock options with time-based vesting conditions were recognized. The remaining fair value of $14,736 has not been recorded.
b.	modified 26,000,000 options previously granted to a number of advisors and independent contractors by reducing the exercise price of 26,000,000 stock options to $0.01 per share and extending the expiry dates to June 30, 2028. The fair value of the option modification totaled $28,605 was fully recorded at modification.
c.	modified 5,000,000 options previously granted to an advisor by extending the expiry dates to June 30, 2028. The fair value of the option modification totaled $7,243. These options had performance-based vesting conditions and as at December 31, 2025, the vesting conditions of the options have not been met, therefore, no fair value has been recognized.

vii.	On December 31, 2025, 1,000,000 stock options exercisable at $0.050 per option expired unexercised.

During the year ended December 31, 2025, the Company recorded a total of $979,143 in share-based compensation expense; $379,019 related to the grant of options in the current period, $600,124 related to the vesting of stock options granted in prior years, including $45,270 from modification of terms of 311,470,000 options.

During the year ended December 31, 2024:

viii.	On January 17, 2024, the Company:

a.	modified 50,000,000 options previously granted to a number of advisors and independent contractors by amending the vesting wording. No stock options vested as a result of the modification. There was no change in fair value of the options as a result of the modification.
b.	modified 78,200,000 options previously granted to a number of directors, advisors, employees and independent contractors by extending the expiry dates to June 30, 2028. The fair value of the options modified totaled $920,175, of which $534,642 related to stock options that have time-based vesting conditions and $385,533 related to stock options that have performance vesting conditions. During the year ended December 31, 2025, $Nil (year ended December 31, 2024, $534,642) related to the stock options with time-based vesting conditions was recognized. The remaining fair value of $385,533 has not been recorded (note 8). Management believes that recognition of the remaining performance conditions to be unlikely and therefore have not been recognized

ix.	On December 12, 2024, the Company granted an independent contractor the option to acquire an aggregate 10,000,000 ordinary shares of the Company at a price of $0.012 per share until December 31, 2026 (note 8). The fair value of the options granted totaling $86,869 was fully recorded at grant.

x.	Effective December 15, 2024, the Company cancelled 2,000,000 stock options exercisable at $0.045 per option related to the resignation of a contractor.

During the year ended December 31, 2024, the Company recorded a total of $1,710,500 in share-based compensation expense; $86,869 related to the grant of options in the current year, $1,623,631 related to the vesting of stock options granted in prior years, including $534,642 from the modification of terms of 78,200,000 options.

During the year ended December 31, 2023:

xi.	On January 25, 2023, the Company modified 20,500,000 options with an exercise price of $0.015 previously granted to a number of advisors and independent contractors by extending the expiry date from January 31, 2023, to December 31, 2025 resulting in the Company recognizing an additional $214,264 in compensation expense (note 8).

xii.	On February 21, 2023, the Company modified 80,000,000 options previously granted to a number of advisors and contractors by extending the vesting period from December 31, 2022 and June 30, 2023 to December 31, 2023.

xiii.	Effective February 21, 2023, the Company:

a.	cancelled 25,000,000 stock options exercisable at $0.05 per option related to the termination of certain contractors; and
b.	granted an independent contractor the option to acquire 3,000,000 ordinary shares of the Company at a price of $0.05 per share until April 12, 2024. The fair value of the options granted totaling $138,435 was fully recorded at grant.

xiv.	On June 30, 2023, the Company:

a.	granted the option to acquire an aggregate 117,270,000 ordinary shares at a price of $0.05 per share until June 30, 2028 to 14 employees and contractors (note 8). 3,600,000 options fully vested at grant, the remaining 113,670,000 options will vest according to performance or time-based conditions. As at December 31, 2025, 36,268,000 options have vested to date. The fair value of the options granted totaled $3,627,533, of which $2,699,538 related to stock options that have time-based vesting conditions and $927,995 related to stock options that have performance vesting conditions. During the year ended December 31, 2025, $485,504 (year ended December 31, 2024, $901,082 and year ended December 31, 2023, $688,205) related to the stock options with time-based vesting conditions was recognized. The remaining fair value of $1,552,742 has not been recorded. Management believes that recognition of the remaining performance conditions to be unlikely and therefore have not been recognized; and
b.	modified 108,200,000 options previously granted to a number of advisors, employees and independent contractors by extending the expiry dates to June 30, 2028. The fair value of the option modification totaled $562,517, of which $441,234 related to stock options that have time-based vesting conditions and $121,283 related to stock options that have performance vesting conditions. During the year ended December 31, 2025 $nil (year ended December 31, 2024, $Nil and December 31, 2023, $388,219) related to the stock options with time-based vesting conditions was recognized. The remaining fair value of $174,298 has not been recorded. Management believes that recognition of the remaining performance conditions to be unlikely and therefore have not been recognized.

xv.	On October 19, 2023, the Company granted incentive compensation to certain KP in connection with the KP Loans (note 6(b)(vii)). In connection with this incentive compensation, the Company:

a.	Modified 32,500,000 options previously granted to KP by modifying the exercise prices to $0.03 per share. The fair value of the option modification totaled $24,290, which the Company recognized during the year ended December 31, 2023; and
b.	Included in the 32,500,000 modified options above were 10,000,000 stock options which were fully vested at October 19, 2023, resulting in the Company recognizing additional compensation expense of $654,385.

During the year ended December 31, 2023, the Company recorded a total of $2,867,049 in share-based compensation expense, $826,640 related to the vesting of stock options granted in 2023 and $2,040,409 related to the vesting of stock options granted in prior years, including the $1,281,158 from the modification of vesting terms and exercise price of 161,200,000 options.

Outstanding

The options outstanding at December 31, 2025, 2024 and 2023 were as follows:

	December 31, 2025			December 31, 2024			December 31, 2023
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
March 14, 2024	—	$—	—	—	$—	—	6,650,000	$0.035	$—
April 12, 2024	—	$—	—	—	$—	—	2,250,000	$0.015	$0.005
April 12, 2024	—	$—	—	—	$—	—	200,000	$0.030	$—
May 6, 2024	—	$—	—	—	$—	—	13,000,000	$0.035	$—
May 17, 2024	—	$—	—	—	$—	—	2,200,000	$0.035	$—
May 17, 2024	—	$—	—	—	$—	—	23,500,000	$0.050	$—
October 3, 2024	—	$—	—	—	$—	—	1,000,000	$0.035	$—
October 24, 2024	—	$—	—	—	$—	—	2,000,000	$0.035	$—
April 1, 2025	—	$—	—	10,000,000	$0.030	—	10,000,000	$0.035	$—
May 31, 2025	—	$—	—	2,500,000	$0.030	—	—	$—	$—
May 31, 2025	—	$—	—	10,000,000	$0.035	—	10,000,000	$0.035	$—
May 31, 2025	—	$—	—	26,800,000	$0.050	—	37,300,000	$0.050	$—
December 31, 2025	—	$—	—	17,000,000	$0.015	—	22,400,000	$0.015	$0.005
December 31, 2025	—	$—	—	15,000,000	$0.050	—	24,000,000	$0.050	$—
June 30, 2026	11,000,000	$0.050	—	11,000,000	$0.050	—	16,000,000	$0.050	$—
September 30, 2026	16,000,000	$0.050	—	16,000,000	$0.050	—	16,000,000	$0.050	$—
December 31, 2026	—	$—	—	10,000,000	$0.012	—	—	$—	$—
June 30, 2028	368,870,000	$0.010	0.006	—	$—	—	—	$—	$—
June 30, 2028	—	$—	—	12,050,000	$0.015	—	4,500,000	$0.015	$0.005
June 30, 2028	200,000	$0.030	—	20,200,000	$0.030	—	—	$—	$—
June 30, 2028	1,000,000	$0.035	—	44,150,000	$0.035	—	19,700,000	$0.035	$—
June 30, 2028	22,300,000	$0.050	—	225,270,000	$0.050	—	201,270,000	$0.050	$—
Total	419,370,000	$0.015	0.001	419,970,000	$0.044	—	411,970,000	$0.045	$—

Weighted Average Remaining Contractual Life		2.38			2.79			3.13

The fair value of the stock options granted, modified and vested was allocated as follows:

Year Ended December 31,	2025	2024	2023
Product development expense	$268,999	$585,238	$1,060,636
Professional expense	378,122	245,753	403,880
Selling, general and administrative expenses	332,022	879,509	1,402,533
Total	$979,143	$1,710,500	$2,867,049

The Company uses the fair value method for determining share-based compensation for all options granted and modified during the fiscal periods. The fair value of the options granted and modified was determined using the Black-Scholes Option Pricing Model based on the following weighted average assumptions:

Year Ended December 31,	2025	2024	2023
Risk-free interest rate	3.75%	4.13%	4.15%
Expected life (years)	3.0	4.2	4.9
Expected dividends	0%	0%	0%
Expected volatility	302%	167%	145%
Forfeiture rate	0%	0%	0%

The weighted average fair value for the options granted and modified during the year ended December 31, 2025 was $0.003 (2024 - $0.011; 2023 - $0.031).

b)	Warrants

A summary of warrant activity is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,700,501,500	0.004	5,188,501,500	0.004	5,200,501,500	$0.004
Warrants issued	—	—	515,000,000	0.010	—	$—
Exercised	—	—	(3,000,000)	(0.002)	(12,000,000)	$(0.002)
Outstanding, end of year	5,700,501,500	0.004	5,700,501,500	0.004	5,188,501,500	$0.004

Exercisable, end of year	5,400,501,500	0.004	5,400,501,500	0.004	5,188,501,500	$0.004

During the year ended December 31, 2025:

i.	On June 30, 2025, the Company modified 4,910,011,500 warrants previously issued to the CEO and the VP of the Company by extending the expiry dates to December 31, 2025, resulting in the Company recognizing an additional $8,187,123 in compensation expense (note 8).

ii.	On December 31, 2025, the Company modified 4,910,001,500 warrants previously issued to the CEO and the VP of the Company by extending the expiry dates to December 31, 2026, resulting in the Company recognizing an additional $9,104,107 in compensation expense (note 8).

During the year ended December 31, 2025, the Company recorded a total of $17,291,230 in share-based compensation expense from the modification of terms of 4,910,011,500 warrants.

During the year ended December 31, 2024:

iii.	On January 17, 2024, the Company issued KWC 15,000,000 warrants to acquire 15,000,000 shares of the Company at a price of $0.02 per share until December 31, 2024. The fair value of the warrants issued totaling $271,777 was fully recorded at issuance. On December 5, 2024, the Company modified these share purchase warrants by extending the expiry date from December 31, 2024 to December 31, 2026 resulting in the Company recognizing an additional $124,819 in interest expense (note 8).

iv.	On January 23, 2024, the Company modified 120,000,000 warrants previously issued to the CEO of the Company by extending the expiry date to December 31, 2026 resulting in the Company recognizing an additional $616,373 in compensation expense (note 8).

v.	On February 22, 2024, the Company modified 4,913,001,500 warrants exercisable at a price of $0.002 per share previously issued to the CEO and the VP of the Company by extending the expiry date to December 31, 2024 resulting in the Company recognizing an additional $1,700,680 in compensation expense (note 8).

vi.	On December 5, 2024, the Company issued KWC 300,000,000 warrants to acquire 300,000,000 shares of the Company at a price of $0.01 per share until December 31, 2026, which shall become exercisable upon certain performance vesting conditions. The fair value of the warrants issued totaled $2,799,984, which related to warrants with performance-based vesting conditions. As at December 31, 2025, the vesting conditions of the warrants have not been met. The Company has assessed it as unlikely the conditions will be met; therefore, no fair value has been recognized.

vii.	On December 5, 2024, as consideration for increasing the line of credit borrowing limit from $4,000,000 to $5,000,000, the Company:

a.	issued the VP 200,000,000 share purchase warrants to acquire 200,000,000 shares of the Company at price of $0.01 per share until December 31, 2026. The fair value of the warrants issued totaling $1,866,656 was fully recorded at issuance;
b.	modified 115,500,000 share purchase warrants previously issued to the CEO by reducing the exercise price from $0.05 per share to $0.01 per share resulting in the Company recognizing an additional $84,676 in interest expense;
c.	modified 40,000,000 share purchase warrants previously issued to the VP by reducing the exercise price from $0.05 per share to $0.01 per share resulting in the Company recognizing an additional $29,325 in interest expense; and
d.	modified 4,910,001,500 warrants exercisable at a price of $0.002 per share previously issued to the CEO and the VP of the Company by extending the expiry date from December 31, 2024 to June 30, 2025 resulting in the Company recognizing an additional $5,126,634 in interest expense.

During the year ended December 31, 2024, the Company recorded a total of $9,820,940 in share-based compensation expense; $2,138,433 related to the warrants issued in the current year and $7,682,507 from the modification of terms of 5,200,001,500 warrants.

During the year ended December 31, 2023:

viii.	On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $24,000.

Outstanding

The warrants outstanding at December 31, 2025, 2024 and 2023 were as follows:

	December 31, 2025			December 31, 2024			December 31, 2023
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024	—	$—	—	—	$—	—	4,913,001,500	$0.002	$0.018
December 11, 2024	—	$—	—	—	$—	—	120,000,000	$0.015	$0.005
June 30, 2025	—	$—	—	4,910,001,500	$0.002	0.006	—	$—	$—
December 31, 2026	4,910,001,500	$0.002	0.014	—	$—	—	—	$—	$—
December 31, 2026	655,500,000	$0.010	0.006	655,500,000	$0.010	—	—	$—	$—
December 31, 2026	120,000,000	$0.015	0.001	120,000,000	$0.015	—	—	$—	$—
December 31, 2026	15,000,000	$0.020	—	15,000,000	$0.020	—	—	$—	$—
December 31, 2026	—	$—	—	—	$—	—	155,500,000	$0.050	$—
Total	5,700,501,500	$0.003	0.013	5,700,501,500	$0.004	0.005	5,188,501,500	$0.004	$0.016

Weighted Average Remaining Contractual Life		1.00			0.70			0.38

The fair value of the warrants issued and modified was allocated as follows:

Year Ended December 31,	2025	2024	2023
Interest expense	$17,291,230	$9,820,940	$—

The Company uses the fair value method for determining share-based compensation for all warrants issued and modified during the fiscal periods. The fair value of the warrants issued and modified was determined using the Black-Scholes Option Pricing Model based on the following weighted average assumptions:

Year Ended December 31,	2025	2024	2023
Risk-free interest rate	3.89%	4.59%	N/A
Expected life (years)	0.8	0.8	N/A
Expected dividends	0%	0%	N/A
Expected volatility	479%	249%	N/A
Forfeiture rate	0%	0%	N/A

The weighted average fair value for the warrants issued and modified during the year ended December 31, 2025 was $0.002 (2024 - $0.001; 2023 - $Nil).